Satellites and Other Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2012 U.S. administrative headquarters office building in Washington, D.C [Member]	Nov. 30, 2012 Virginia Properties [Member] sqft	Dec. 31, 2013 Virginia Properties [Member] sqft	Apr. 30, 2013 Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Dec. 31, 2013 Solar Array Anomaly (Member)	Dec. 31, 2013 Satellite Launches [Member]	Feb. 01, 2013 Satellite Launches [Member]	Dec. 31, 2013 Satellite Launches [Member] Intelsat Luxembourg [Member] 11.25% Senior Notes due February 2017 [Member]	Oct. 05, 2012 New Dawn [Member]	Jul. 31, 2012 New Dawn [Member]	Dec. 31, 2011 New Dawn [Member]
Property, Plant and Equipment [Line Items]
Construction-in-progress	$ 800,000,000	$ 700,000,000
Capitalized interest	44,800,000	117,400,000
Depreciation expense	654,300,000	673,100,000	664,000,000
Insurance proceeds received	487,930,000								406,200,000					118,000,000
Gain On Satellite Insurance Recoveries	9,618,000								9,600,000
Satellites and other property and equipment, net	5,805,540,000	6,355,192,000								396,600,000
Debt amount repurchased, redeemed or prepaid							754,800,000				366,400,000	82,600,000	112,200,000
Insurance proceeds from Partial loss Claim								84,800,000						118,000,000
Proceed from sale of building		82,415,000		85,000,000
Pre-tax gain on sale of building				$ 12,800,000
Area of space leased					188,000	211,687
Term lease agreement					15 years